As filed with Securities and Exchange Commission on July 26, 2002.


                                                              FILE NO. 333-58314
                                                                        811-3859
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 2                /X/



                                     AND/OR
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                 AMENDMENT NO. 3                       /X/


                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                            VARIABLE SEPARATE ACCOUNT
      (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY)
                           (Exact Name of Registrant)

  AIG SUNAMERICA LIFE ASSURANCE COMPANY (DOING BUSINESS AS ANCHOR NATIONAL LIFE
                      INSURANCE COMPANY)("ANCHOR NATIONAL")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                                 ANCHOR NATIONAL
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on April 30, 2002 pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on ___________ pursuant to paragraph (a) of Rule 485

                           WM DIVERSIFIED STRATEGIES
                                   PROSPECTUS

                               September 30, 2002


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACT
                                   issued by
                           VARIABLE SEPARATE ACCOUNT
                                      and
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The annuity contract has 29 investment choices - 7 available fixed investment options which offer interest rates guaranteed by Anchor National for different periods of time and 22 variable investment portfolios. The 22 variable portfolios are part of Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SAST") or the WM Variable Trust ("WMVT").

                     STRATEGIC ASSET MANAGEMENT PORTFOLIOS

STRATEGIC GROWTH                                    WM ADVISORS, INC.                               WMVT
CONSERVATIVE GROWTH                                 WM ADVISORS, INC.                               WMVT
BALANCED                                            WM ADVISORS, INC.                               WMVT
CONSERVATIVE BALANCED                               WM ADVISORS, INC.                               WMVT
FLEXIBLE INCOME                                     WM ADVISORS, INC.                               WMVT

                                  EQUITY FUNDS

EQUITY INCOME                                       WM ADVISORS, INC.                               WMVT
GROWTH & INCOME                                     WM ADVISORS, INC.                               WMVT
DAVIS VENTURE VALUE                                   DAVIS ADVISORS                                SAST
WEST COAST EQUITY FUND                              WM ADVISORS, INC.                               WMVT
ALLIANCE GROWTH                                ALLIANCE CAPITAL MGMT. L.P.                          SAST
GROWTH                                         COLUMBIA MANAGEMENT COMPANY,                         WMVT
                                                JANUS CAPITAL CORPORATION,
                                                  OPPENHEIMERFUNDS, INC.
CAPITAL APPRECIATION                             WELLINGTON MGMT. CO. LLP                           AST
MFS MID CAP GROWTH                         MASSACHUSETTS FINANCIAL SERVICES CO.                     SAST
MID CAP STOCK                                       WM ADVISORS, INC.                               WMVT
SMALL CAP STOCK                                     WM ADVISORS, INC.                               WMVT
GLOBAL EQUITIES                                ALLIANCE CAPITAL MGMT. L.P.                          SAST
INTERNATIONAL GROWTH                          CAPITAL GUARDIAN TRUST COMPANY                        WMVT
TECHNOLOGY                                              VANKAMPEN                                   SAST

                               FIXED-INCOME FUNDS

U.S. GOVERNMENT SECURITIES                          WM ADVISORS, INC.                               WMVT
INCOME                                              WM ADVISORS, INC.                               WMVT
SHORT TERM INCOME                                   WM ADVISORS, INC.                               WMVT
MONEY MARKET                                        WM ADVISORS, INC.                               WMVT

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the WM Diversified Strategies Variable Annuity.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated September 30, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.


The table of contents of the SAI appears on page 41 of this prospectus. For a free copy of the SAI, call us at 1-877-311-WMVA (9682) or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where We do business. We expect the name change to be completed during 2003. To begin this process We officially changed the name in our state of domicile, Arizona. However, We continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and We are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http:// www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

      Anchor National Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY....................................................    4
HIGHLIGHTS..................................................    5
FEE TABLES..................................................    7
   Owner Transaction Expenses...............................    7
   Annual Separate Account Expenses.........................    7
   The Optional Income Protector Fee........................    7
   The Optional Estate Rewards Death Benefit Fee............    7
   The Optional Earnings Advantage Fee......................    7
   The Optional Capital Protector Fee.......................    7
   Investment Portfolio Expenses of Variable Portfolios.....    8
EXAMPLES....................................................   10
THE WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY..............   13
PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY.....   14
   Allocation of Purchase Payments..........................   14
   Accumulation Units.......................................   14
   Capital Protector........................................   15
   Free Look................................................   17
   Exchange Offers..........................................   17
INVESTMENT OPTIONS..........................................   17
   Variable Portfolios......................................   18
   Market Value Adjustment..................................   19
   Transfers During the Accumulation Phase..................   20
   Dollar Cost Averaging....................................   21
   Asset Allocation Rebalancing Program.....................   22
   Principal Advantage Program..............................   22
   Voting Rights............................................   22
   Substitution.............................................   22
ACCESS TO YOUR MONEY........................................   23
   Free Withdrawal Provision................................   23
   Systematic Withdrawal Program............................   25
   Nursing Home Waiver......................................   25
   Minimum Contract Value...................................   26
   Qualified Contract Owners................................   26
DEATH BENEFIT...............................................   26
   Standard Death Benefit...................................   27
   Estate Rewards Death Benefit.............................   27
   Spousal Continuation.....................................   29
EXPENSES....................................................   29
   Insurance Charges........................................   29
   Withdrawal Charges.......................................   30
   Investment Charges.......................................   30
   Contract Maintenance Fee.................................   30
   Transfer Fee.............................................   31
   Option Death Benefit Fees................................   31
   Optional Income Protector Fee............................   31
   Optional Capital Protector Fee...........................   31
   Premium Tax..............................................   31
   Income Taxes.............................................   31
   Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   31
INCOME OPTIONS..............................................   32
   Annuity Date.............................................   32
   Income Options...........................................   32
   Allocation of Annuity Payments...........................   33
   Transfers During the Income Phase........................   34
   Deferment of Payments....................................   34
   The Income Protector.....................................   34
TAXES.......................................................   37
   Annuity Contracts in General.............................   37
   Tax Treatment of Distributions--Non-qualified
     Contracts..............................................   37
   Tax Treatment of Distributions--Qualified Contracts......   37
   Minimum Distributions....................................   38
   Tax Treatment of Death Benefits..........................   38
   Contracts Owned by a Trust or Corporation................   39
   Gifts, Pledges and/or Assignments of a Non-Qualified
     Contract...............................................   39
   Diversification..........................................   39
PERFORMANCE.................................................   39
OTHER INFORMATION...........................................   41
   Anchor National..........................................   41
   The Separate Account.....................................   41
   Custodian................................................   41
   The General Account......................................   41
   Distribution of the Contract.............................   41
   Administration...........................................   42
   Legal Proceedings........................................   42
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   43
APPENDIX A--MARKET VALUE ADJUSTMENT.........................  A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  B-1
APPENDIX C..................................................  C-1
APPENDIX D--PREMIUM TAXES...................................  D-1
APPENDIX E--CONDENSED FINANCIAL INFORMATION.................  E-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Anchor National Life Insurance Company ("Anchor National"), We, Us, the issuer of this annuity contract.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

VARIABLE PORTFOLIOS--A sub-account of Variable Separate Account which provides for the variable investment options available under the contract. Each has a distinct investment objective and is invested in the underlying investment portfolios of the Anchor Series Trust, SunAmerica Series Trust or the WM Variable Trust as applicable.

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

HIGHLIGHTS

Anchor National offers several different variable annuity products to meet the diverse needs of our investors. Each product may provide different features and benefits offered at different fees, charges, and expenses. When working with your financial advisor to determine the best product to meet your needs you should consider, among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your long-term retirement savings goals.

The WM Diversified Strategies Variable Annuity is a contract between you and Anchor National Life Insurance Company (Anchor National). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

INQUIRIES: If you have questions about your contract call your investment representative or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: 1 (877) 311-WMVA (9682).

WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY FEE TABLES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

Withdrawal Charge as a percentage of Purchase Payments:

       YEARS:           1      2      3      4      5     6      7      8
                        7%     6%     6%     5%    4%     3%     2%     0%

Contract Maintenance
Charge.................  $35 each year ($30 in North
                         Dakota) (waived for contracts
                         over $50,000)
Transfer Fee...........  No charge for first 15
                         transfers each contract year;
                         thereafter, fee is $25 ($10
                         in Pennsylvania and Texas)
                         per transfer

THE OPTIONAL ESTATE REWARDS DEATH BENEFIT FEE

(The Estate Rewards Death Benefit offers a choice of one of two optional enhanced death benefits which are described more fully in the prospectus. If elected, the fee is an annualized charge that is deducted daily from your contract value.)

Fee as a % of your daily
  net asset value........  .15%

THE OPTIONAL INCOME PROTECTOR FEE

(The Income Protector which is described more fully in the prospectus is optional and if elected the fee is deducted annually from your contract value.)

GROWTH RATE   ANNUAL FEE AS A % OF YOUR INCOME BENEFIT BASE*
-----------   ----------------------------------------------
    0%                             .10%

* The Income Benefit Base, which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportionate withdrawals, and fees and charges applicable to those withdrawals.

ANNUAL SEPARATE ACCOUNT EXPENSES

(as a percentage of your daily net asset value)

Mortality Risk Charge.....................  0.90%
Expense Risk Charge.......................  0.35%
Distribution Expense Charge...............  0.15%
                                            ----
          Total Separate Account
            Expenses......................  1.40%
                                            ====

THE OPTIONAL EARNINGS ADVANTAGE FEE

(Earnings Advantage, an enhanced death benefit feature, which is described more fully in the prospectus is optional and if elected, the fee is an annualized charge that is deducted daily from your contract value.)

Fee as a % of your daily
  net asset value........  .25%


OPTIONAL CAPITAL PROTECTOR FEE



(This feature is more fully described in the prospectus and if elected, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value.)



CONTRACT YEAR   ANNUALIZED CHARGE*
-------------   ------------------
  0-7                 1.00%
  8-10                0.80%
  11+                  none



* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract.

                   INVESTMENT PORTFOLIO EXPENSES OF VARIABLE
                                   PORTFOLIOS

                              ANCHOR SERIES TRUST
                                    Class B
                 (as a percentage of average net assets for the
                  Trust's fiscal year ended December 31, 2001)

                                            MANAGEMENT    SERVICE (12b-1)     OTHER     TOTAL ANNUAL
                PORTFOLIO                      FEE             FEES          EXPENSES     EXPENSES
----------------------------------------------------------------------------------------------------
     Capital Appreciation(2)                   0.70%           0.15%           0.08%        0.93%
----------------------------------------------------------------------------------------------------

                                      SUNAMERICA SERIES TRUST
                                              Class B
                            (as a percentage of average net assets after
                            reimbursement or waiver of expenses for the Trust's fiscal year ended January 31, 2002)

    Alliance Growth                            0.60%           0.15%           0.06%        0.81%
     Davis Venture Value                       0.71%           0.15%           0.06%        0.92%
     Global Equities                           0.73%           0.15%           0.17%        1.05%
     MFS Mid Cap Growth                        0.75%           0.15%           0.08%        0.98%
     Technology                                1.20%           0.15%           0.25%        1.60%
----------------------------------------------------------------------------------------------------

      THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                             THE WM VARIABLE TRUST
                                    Class 1
(as a percentage of daily net asset value of each investment portfolio as of the fiscal year end of the Trust ended December 31, 2001)

                                                                                             TOTAL
                                                              MANAGEMENT      OTHER          ANNUAL
                                                                 FEE       EXPENSES(1)   EXPENSES(1, 2)
-------------------------------------------------------------------------------------------------------
Balanced Portfolio(1).......................................     0.10%        0.18%           0.28%
Conservative Balanced Portfolio(1, 2).......................     0.00%        0.30%           0.30%
Conservative Growth Portfolio(1)............................     0.10%        0.18%           0.28%
Equity Income Fund..........................................     0.63%        0.07%           0.70%
Flexible Income Portfolio(1)................................     0.10%        0.23%           0.33%
Growth & Income Fund........................................     0.75%        0.03%           0.78%
Growth Fund.................................................     0.88%        0.06%           0.94%
Income Fund.................................................     0.50%        0.05%           0.55%
International Growth Fund...................................     0.94%        0.25%           1.19%
Mid Cap Stock Fund..........................................     0.75%        0.07%           0.82%
Money Market Fund...........................................     0.45%        0.17%           0.62%
Short Term Income Fund......................................     0.50%        0.10%           0.60%
Small Cap Stock Fund........................................     0.87%        0.08%           0.95%
Strategic Growth Portfolio(1)...............................     0.10%        0.21%           0.31%
U.S. Government Securities Fund.............................     0.50%        0.06%           0.56%
West Coast Equity Fund(3)...................................     0.63%        0.07%           0.70%
-------------------------------------------------------------------------------------------------------

(1) The Annual Expenses of the Portfolios, combined with the Annual Expenses of the Underlying Funds in which they invest, are shown immediately below.
(2) Reflects the commitment by WM Advisors to waive management fees and reimburse expenses to the extent necessary to limit total annual expenses to 0.30% for the fiscal year ending December 31, 2002.
(3) Formerly named the Growth Fund of the Northwest.

        ANNUAL EXPENSES OF THE PORTFOLIOS AND UNDERLYING FUNDS COMBINED

  Each Portfolio will invest in Funds of the WM Trust and in the WM High Yield Fund (a series of WM Trust I) in keeping with certain allocations and investment objectives. You will bear certain expenses associated with those Funds in addition to those related to the Portfolios themselves. The chart below shows estimated combined annual expenses for each Portfolio and the Funds in which the Portfolio may invest. The expenses are based upon estimated expenses of each Portfolio and underlying Fund for the fiscal year ended December 31, 2001, restated to reflect current management fees. Please refer to the Trust prospectus for more details.

The estimates assume a constant allocation of each Portfolio's assets among the Funds identical to such Portfolio's actual allocation at December 31, 2001.

                                                                 COMBINED
                         PORTFOLIOS                           ANNUAL EXPENSES
-----------------------------------------------------------------------------
Balanced Portfolio..........................................       1.01%
Conservative Balanced Portfolio.............................       0.94%
Conservative Growth Portfolio...............................       1.06%
Flexible Income Portfolio...................................       0.95%
Strategic Growth Portfolio..................................       1.15%
-----------------------------------------------------------------------------

THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY THE WM VARIABLE TRUST.
      WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLES

You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, Investment Portfolio Expenses after any waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, and

       (a) If the contract is surrendered at the end of the stated time period and no optional features are elected.


       (b) If the contract is surrendered and you elect the Enhanced Death Benefit, Earnings Advantage the Income Protector Program and Capital Protector at the maximum charges offered of .15%, .25%, .10%, and 1.00%, respectively.


       (c) If the contract is not surrendered or is annuitized and no optional features are elected.*


       (d) If the contract is not surrendered and you elect the Enhanced Death Benefit, Earnings Advantage the Income Protector Program and Capital Protector at the maximum charges offered of 15%, 25%, 10%, and 1.00%, respectively.


                                                                        TIME PERIODS
---------------------------------------------------------------------------------------------------------------------
             ANCHOR SERIES TRUST                1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio.............  (a)    94         (a)   135         (a)   169         (a)   275
                                               (b)    99         (b)   150         (b)   194         (b)   324
                                               (c)    24         (c)    75         (c)   129         (c)   275
                                               (d)    29         (d)    90         (d)   154         (d)   324
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
           SUNAMERICA SERIES TRUST              1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio...................  (a)    93         (a)   132         (a)   163         (a)   263
                                               (b)    98         (b)   147         (b)   188         (b)   312
                                               (c)    23         (c)    72         (c)   123         (c)   263
                                               (d)    28         (d)    87         (d)   148         (d)   312
 Davis Venture Value Portfolio...............  (a)    94         (a)   135         (a)   168         (a)   274
                                               (b)    99         (b)   150         (b)   193         (b)   323
                                               (c)    24         (c)    75         (c)   128         (c)   274
                                               (d)    29         (d)    90         (d)   153         (d)   323
 Global Equities Portfolio...................  (a)    96         (a)   139         (a)   175         (a)   287
                                               (b)   101         (b)   154         (b)   199         (b)   335
                                               (c)    26         (c)    79         (c)   135         (c)   287
                                               (d)    31         (d)    94         (d)   159         (d)   335
 MFS Mid Cap Growth..........................  (a)    95         (a)   137         (a)   171         (a)   280
                                               (b)   100         (b)   152         (b)   196         (b)   329
                                               (c)    25         (c)    77         (c)   131         (c)   280
                                               (d)    30         (d)    92         (d)   156         (d)   329
 Technology..................................  (a)   101         (a)   155         (a)   202         (a)   340
                                               (b)   106         (b)   170         (b)   226         (b)   385
                                               (c)    31         (c)    95         (c)   162         (c)   340
                                               (d)    36         (d)   110         (d)   186         (d)   385
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
              WM VARIABLE TRUST                 1 YEAR            3 YEARS           5 YEARS              10 YEARS
---------------------------------------------------------------------------------------------------------------------
    Balanced portfolio.......................  (a)    95         (a)   138         (a)   173         (a)   283
                                               (b)   100         (b)   153         (b)   197         (b)   331
                                               (c)    25         (c)    78         (c)   133         (c)   283
                                               (d)    30         (d)    93         (d)   157         (d)   331
    Conservative Balanced Portfolio..........  (a)    95         (a)   136         (a)   169         (a)   276
                                               (b)   100         (b)   151         (b)   194         (b)   325
                                               (c)    25         (c)    76         (c)   129         (c)   276
                                               (d)    30         (d)    91         (d)   154         (d)   325
    Conservative Growth portfolio............  (a)    96         (a)   139         (a)   175         (a)   288
                                               (b)   101         (b)   154         (b)   200         (b)   336
                                               (c)    26         (c)    79         (c)   135         (c)   288
                                               (d)    31         (d)    94         (d)   160         (d)   336
    Equity Income Fund.......................  (a)    92         (a)   128         (a)   157         (a)   252
                                               (b)    97         (b)   143         (b)   182         (b)   302
                                               (c)    22         (c)    68         (c)   117         (c)   252
                                               (d)    27         (d)    83         (d)   142         (d)   302
    Flexible Income portfolio................  (a)    95         (a)   136         (a)   170         (a)   277
                                               (b)   100         (b)   151         (b)   195         (b)   326
                                               (c)    25         (c)    76         (c)   130         (c)   277
                                               (d)    30         (d)    91         (d)   155         (d)   326
    Growth & Income Fund.....................  (a)    93         (a)   131         (a)   161         (a)   260
                                               (b)    98         (b)   146         (b)   186         (b)   309
                                               (c)    23         (c)    71         (c)   121         (c)   260
                                               (d)    28         (d)    86         (d)   146         (d)   309
    Growth Fund..............................  (a)    95         (a)   136         (a)   169         (a)   276
                                               (b)   100         (b)   151         (b)   194         (b)   325
                                               (c)    25         (c)    76         (c)   129         (c)   276
                                               (d)    30         (d)    91         (d)   154         (d)   325
    Income Fund..............................  (a)    91         (a)   124         (a)   150         (a)   236
                                               (b)    96         (b)   139         (b)   175         (b)   287
                                               (c)    21         (c)    64         (c)   110         (c)   236
                                               (d)    26         (d)    79         (d)   135         (d)   287
    International Growth Fund................  (a)    97         (a)   143         (a)   182         (a)   301
                                               (b)   102         (b)   158         (b)   206         (b)   348
                                               (c)    27         (c)    83         (c)   142         (c)   301
                                               (d)    32         (d)    98         (d)   166         (d)   348
    Mid Cap Stock Fund.......................  (a)    93         (a)   132         (a)   163         (a)   264
                                               (b)    98         (b)   147         (b)   188         (b)   313
                                               (c)    23         (c)    72         (c)   123         (c)   264
                                               (d)    28         (d)    87         (d)   148         (d)   313
    Money Market Fund........................  (a)    91         (a)   126         (a)   153         (a)   244
                                               (b)    96         (b)   141         (b)   178         (b)   294
                                               (c)    21         (c)    66         (c)   113         (c)   244
                                               (d)    26         (d)    81         (d)   138         (d)   294
    Short Term Income fund...................  (a)    91         (a)   125         (a)   152         (a)   242
                                               (b)    96         (b)   140         (b)   177         (b)   292
                                               (c)    21         (c)    65         (c)   112         (c)   242
                                               (d)    26         (d)    80         (d)   137         (d)   292
    Small Cap Stock Fund.....................  (a)    95         (a)   136         (a)   170         (a)   277
                                               (b)   100         (b)   151         (b)   195         (b)   326
                                               (c)    25         (c)    76         (c)   130         (c)   277
                                               (d)    30         (d)    91         (d)   155         (d)   326
    Strategic Growth Portfolio...............  (a)    97         (a)   142         (a)   180         (a)   297
                                               (b)   102         (b)   157         (b)   204         (b)   344
                                               (c)    27         (c)    82         (c)   140         (c)   297
                                               (d)    32         (d)    97         (d)   164         (d)   344
    U.S. Government Securities Portfolio.....  (a)    91         (a)   124         (a)   150         (a)   238
                                               (b)    96         (b)   139         (b)   175         (b)   288
                                               (c)    21         (c)    64         (c)   110         (c)   238
                                               (d)    26         (d)    79         (d)   135         (d)   288
    West Coast Equity Fund...................  (a)    92         (a)   128         (a)   157         (a)   252
                                               (b)    97         (b)   143         (b)   182         (b)   302
                                               (c)    22         (c)    68         (c)   117         (c)   252
                                               (d)    27         (d)    83         (d)   142         (d)   302
---------------------------------------------------------------------------------------------------------------------

* We do not currently charge a surrender charge upon annuitization, unless the contract is annuitized under the Income Protector Program. We will assess any applicable surrender charges upon annuitizations effected using the Income Protector Program as if you had fully surrendered your contract.

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. The example reflects owner transaction expenses, separate account expenses including optional benefit fees in some examples and variable portfolio expenses. We converted the contract administration charge to a percentage (0.09%) using an assumed contract size of $40,000. The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000.
2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable.

3. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features. If you elected the Income Protector program, instead of the Capital Protector program, your expenses would be lower than those shown in these tables. The fees for the Capital Protector and Income Protector features are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE WM DIVERSIFIED STRATEGIES
VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which we call Variable Portfolios. The Variable Portfolios, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolio(s) in which you invest.

The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS PAGE 15.

Anchor National issues the WM Diversified Strategies Variable Annuity. When you purchase a WM Diversified Strategies Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. WM Diversified Strategies may not currently be available in all states. Please check with your financial advisor regarding availability in your state.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial adviser prior to purchase.

PURCHASING A WM DIVERSIFIED STRATEGIES
VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.

                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                   $2,000              $100                  $50
Non-qualified               $5,000              $100                  $50

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including one which would cause Total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional Automatic Payment Plan allows you to make subsequent payments as small as $50.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made. In addition, we may not issue a contract to anyone age 91 or older (unless state law requires otherwise). Neither Estate Rewards nor Earnings Advantage is available to you if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued in contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts and/or Variable Portfolio(s) according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS PAGE 15.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you; or

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolio(s) you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Standard Time ("PST") and on the next day's unit value if we receive your money after 1:00 p.m. PST. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular Variable Portfolio;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Alliance Growth Portfolio. We determine that the value of an Accumulation Unit for the Alliance Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Alliance Growth Portfolio.


CAPITAL PROTECTOR



The Capital Protector is an optional feature of your variable annuity currently available only on contracts issued on or after August 1, 2002. If you elect this feature, for which you will be charged an annualized fee, at the end of the applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract. The Capital Protector feature has rules and restrictions, which are discussed more fully, below.



ELECTION OF THE FEATURE



You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect the Income Protector program. SEE INCOME PROTECTOR ON PAGE 32.



The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability.



APPLICABLE WAITING PERIOD AND BENEFIT DATE



If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.



TERMINATION



Generally, this feature and its corresponding charge cannot be terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.



CALCULATION OF THE BENEFIT



The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:



                        PERCENTAGE OF PURCHASE PAYMENTS
TIME ELAPSED SINCE              INCLUDED IN THE
  EFFECTIVE DATE     CAPITAL PROTECTOR BENEFIT CALCULATION
------------------   -------------------------------------
  0-90 days                  100%
  91+ days                    0%



THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL OF YOUR PURCHASE PAYMENTS. IF YOU PLAN TO ADD SUBSEQUENT PURCHASE PAYMENTS OVER THE LIFE OF YOUR CONTRACT, YOU SHOULD KNOW THAT THE CAPITAL PROTECTOR WOULD NOT PROTECT THE MAJORITY OF THOSE PAYMENTS.



The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:



     (a) is/are the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;



     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.



We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as Earnings Advantage, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.



SINCE THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL PURCHASE PAYMENTS AT THE END OF THE WAITING PERIOD, IT IS IMPORTANT TO REALIZE THAT SUBSEQUENT PURCHASE PAYMENTS MADE INTO THE CONTRACT MAY DECREASE THE VALUE OF THE CAPITAL PROTECTOR BENEFIT. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial advisor as such activity may reduce the value of this Capital Protector benefit.



THE CAPITAL PROTECTOR FEE



Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. Once the feature is terminated, as discussed above, the charge will no longer be deducted. The annual fee is:



CONTRACT YEAR   ANNUALIZED CHARGE*
-------------   ------------------
  0-7              1.00%
  8-10             0.80%
  11+               none



* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.



EFFECT OF SPOUSAL CONTINUATION ON THE CAPITAL PROTECTOR FEATURE



If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION PAGE 29.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE CAPITAL PROTECTOR FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Money Market investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Money Market investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options which we call Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE PORTFOLIOS

The contract currently offers 22 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust, SunAmerica Series Trust and the WM Variable Trust (the "Trusts"), Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the AST and SAST Trusts. WM Advisors is the adviser to the WMVT. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/ unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the AST Portfolio. AST has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SAST Portfolios. SAST has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

WM VARIABLE TRUST

WM Advisors, Inc. serves as adviser for the WMVT Funds and also hires subadvisers to manage the day-to-day operations of certain investment options.

The 22 Variable Portfolios along with their respective subadvisers are listed below:

STRATEGIC ASSET MANAGEMENT PORTFOLIOS
Strategic Growth                                 WM Advisors, Inc.                          WMVT
Conservative Growth                              WM Advisors, Inc.                          WMVT
Balanced                                         WM Advisors, Inc.                          WMVT
Conservative Balanced                            WM Advisors, Inc.                          WMVT
Flexible Income                                  WM Advisors, Inc.                          WMVT

EQUITY FUNDS
Equity Income                                    WM Advisors, Inc.                          WMVT
Growth & Income                                  WM Advisors, Inc.                          WMVT
Davis Venture Value                              Davis Advisors                             SAST
West Coast Equity Fund                           WM Advisors, Inc.                          WMVT
Alliance Growth                                  Alliance Capital Mgmt, L.P.                SAST
Growth                                           Columbia Management Company,               WMVT
                                                 Janus Capital Corporation,
                                                 OppenheimerFunds, Inc.
Capital Appreciation                             Wellington Mgmt. Co. LLP                   AST
MFS Mid Cap Growth                               Massachusetts Financial Services Co.       SAST
Mid Cap Stock                                    WM Advisors, Inc.                          WMVT
Small Cap Stock                                  WM Advisors, Inc.                          WMVT
Global Equities                                  Alliance Capital Mgmt. L.P.                SAST
International Growth                             Capital Guardian Trust Company             WMVT
Technology                                       VanKampen                                  SAST

FIXED-INCOME FUNDS
U.S. Government Securities                       WM Advisors, Inc.                          WMVT
Income                                           WM Advisors, Inc.                          WMVT
Short Term Income                                WM Advisors, Inc.                          WMVT
Money Market                                     WM Advisors, Inc.                          WMVT

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED INVESTMENT OPTIONS

The contract also offers seven fixed investment options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed investment options. We currently offer fixed investment options for periods of one, three, five, seven and ten years, which we call guarantee periods. In Maryland, Oregon and Washington only the one year fixed account option is available. We guarantee the interest rate for money allocated to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on the Dollar Cost Averaging Program on page 26 for additional information about, including limitations on, the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Rates for specified payments are declared at the beginning of the guarantee period and do not change during the specified period.

There are three scenarios in which you may put money into the fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - CURRENT RATE: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - RENEWAL RATE: Rate credited to money remaining in a fixed account after expiration of a guarantee period and money transferred from a fixed account or one of the Variable Portfolios into a fixed account.

Each of these rates may differ from one another. Although once declared the applicable rate is guaranteed until your guarantee period expires.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolio(s). The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an effective rate of 3%. SEE DOLLAR COST AVERAGING ON PAGE 19 for more information.

When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate money to another fixed investment option (other than the DCA fixed accounts) or to any of the Variable Portfolio(s). If you want to reallocate your money, you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate your money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

For Contracts issued in the state of Oregon withdrawal charge schedule applied to amounts withdrawn from the one year fixed account declines over seven years as follows: 6%, 5%, 4%, 3%, 2%, 1%, 0%.

MARKET VALUE ADJUSTMENT

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 OR 10 YEAR FIXED INVESTMENT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN MARYLAND, OREGON AND WASHINGTON AND MAY NOT BE AVAILABLE IN OTHER STATES. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION. THIS DISCUSSION DOES NOT APPLY TO WITHDRAWALS TO PAY A DEATH BENEFIT OR CONTRACT FEES AND CHARGES.

If you take money out of the 3, 5, 7 or 10 year fixed investment options before the end of the guarantee period, we make an adjustment to your contract (the "market value adjustment" or "MVA"). This market value adjustment reflects any difference in the interest rate environment between the time you place your money in the fixed investment option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring a market value adjustment.

We will not assess a market value adjustment against withdrawals made (1) to pay a death benefit; (2) to pay contract fees and charges; or (3) to begin the Income Phase of your contract on the latest Annuity Date.

We calculate the market value adjustment by doing a comparison between current rates and the rate being credited to you in the fixed investment option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal or transfer. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. On the other hand, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the market value adjustment is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal or transfer amount. Where the market value adjustments is positive, we add the adjustment to your withdrawal amount or transfer amount. For withdrawals under the systematic withdrawal program that result in a negative market value adjustment, the MVA amount will be deducted from your withdrawal.

The 1-year fixed investment option and the DCA fixed accounts do not impose a market value adjustment. These fixed investment options are not registered under the Securities Act of 1933 and are not subject to the provisions of the Investment Company Act of 1940.

Please see APPENDIX A for more information on how we calculate the market value adjustment.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer money among the Variable Portfolio(s) and the fixed investment options by written request or by telephone. Additionally, you may access your account and request transfers through our website, www.sunamerica.com. Funds already in your contract cannot be transferred into the DCA fixed accounts. Transfers out of a 3, 5, 7 or 10 year fixed investment option may be subject to a market value adjustment.

The minimum amount you can transfer is $100, or a lesser amount if you transfer the entire balance from a Variable Portfolio or a fixed investment option. Any money remaining in a Variable Portfolio or fixed investment option after making a transfer must equal at least $100. Your request for transfer must clearly state which investment option(s) are involved and the amount you want to transfer. Please see the section on Dollar Cost Averaging on page 26 for specific rules regarding the DCA fixed accounts. We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in a contract year.

We will accept transfers by telephone and/or the internet unless you specify otherwise on your contract application. When receiving telephone and/or the internet account transfers, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures we may be liable for any losses due to unauthorized or fraudulent transactions.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 30.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying portfolios.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

We reserve the right to modify, suspend or terminate the transfer privileges at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage from any Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. You may also systematically transfer the interest earned in the 1-year fixed account to any of the Variable Portfolios. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target account for the DCA program.

We also offer the 6-month and a 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments with a minimum of $600 in the 6-month DCA and $1200 in the 1-year DCA with monthly transfers and $400 in 1-year DCA with quarterly transfers. You can not transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolio(s) you select over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

We determine the amount of the transfers from the 1-year DCA fixed account based on:

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

In Oregon, the withdrawal schedule applicable to funds placed in the DCA fixed accounts is 6% for the period when those funds are in the DCA fixed accounts. Once those funds are moved into the target accounts they are subject to the standard withdrawal charge schedule. SEE EXPENSES ON PAGE 27.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Money Market Portfolio to the Alliance Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

    QUARTER   ACCUMULATION UNIT   UNITS PURCHASED
    -------   -----------------   ---------------
       1           $ 7.50               100
       2           $ 5.00               150
       3           $10.00                75
       4           $ 7.50               100
       5           $ 5.00               150
       6           $ 7.50               100

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. We reserve the right to modify, suspend or terminate this program at any time.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more of the Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the Variable Portfolio(s) you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment needs to be allocated to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

We reserve the right to modify, suspend or terminate this program at any time.

VOTING RIGHTS

Anchor National is the legal owner of shares of the Trusts. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 30.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal and a market value adjustment if a withdrawal comes from the 3, 5, 7 or 10 year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 27. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.

The minimum partial withdrawal amount is $1,000. We require that the value left in any Variable Portfolio or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option in which your contract is invested. Withdrawals from fixed investment options prior to the end of the guarantee period may result in a market value adjustment.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).

To determine your free withdrawal amount and the amount, if any, on which we assess a withdrawal charge, we refer to two special terms. These are penalty-free earnings and the Total Invested Amount.

The penalty-free earnings portion of your contract is your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:

     1. Any prior withdrawals on which you previously paid a withdrawal charge, plus the amount of the withdrawal charge.

     2. Any prior free withdrawals in any year that were in excess of your penalty-free earnings and were free because the Purchase Payment withdrawn is no longer subject to surrender charges at the time of the withdrawal.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During your first contract year your free withdrawal amount is the greater of:

     1.  Your penalty-free earnings, or;

     2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount less any prior withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

     1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges, or;

     2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase Payments withdrawn, above and beyond the amount of your free withdrawal amount, which have been invested for less than 7 years will result in your paying a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial advisor.

The withdrawal charge percentage applicable is determined by the age of the Purchase Payment being withdrawn. For purposes of calculating the surrender charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to surrender charge.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example, we will assume a 0% growth rate over the life of the contract, no Income Protector Program, Estate Rewards or Earnings Advantage and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After those free withdrawals your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000)

B = The amount of your Total Invested Amount still subject to surrender charge
    ($100,000)

C = The withdrawal charge percentage applicable to the age of each Purchase
    Payment at the time of full surrender (4%) [B X C = $4,000]

D = Your full surrender value ($76,000)

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES ON PAGE 35 for a more detailed explanation.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.

The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS ON PAGE 30.

You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

          1. a certified copy of the death certificate; or

          2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

          3. a written statement by a medical doctor who attended the deceased at the time of death; or

          4. any other proof satisfactory to us.

The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an annuity. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION ON PAGE 27. If the Beneficiary does not make a specific election as to how they want the death benefit distributed within sixty days of our receipt of adequate proof of death, it will be paid in a lump sum.

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

This contract provides three death benefit options: The first is, the Standard Death Benefit which is automatically included in your contract for no additional fee. We also offer, for an additional fee, an optional enhanced death benefit called "Estate Rewards" which offers you the selection of one of two options. If you choose the Estate Rewards death benefit you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

The term "Net Purchase Payment" is used frequently in explaining the death benefit options and Estate Rewards benefit below. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2.  the contract value at the time we receive satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT(S)

For an additional fee, you may elect one of the Estate Rewards Death Benefits which can provide greater protection for your beneficiaries. You must chose between Option 1 and Option 2 at the time you purchase your contract and you can not change your election at any time. The Estate Rewards Death Benefit is not available if you are age 81 or older at the time of contract issue. The fee for Estate Rewards death benefit is .15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION

  THE DEATH BENEFIT IS THE GREATER OF:

     a.  the contract value at the time we receive satisfactory proof of death;
         or

     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

If you die after your latest Annuity Date, the 5% Accumulation Option death benefit reverts to the Standard Death Benefit. Thus, your beneficiaries may receive no benefit from Estate Rewards Death Benefit. This option may not be available in all states. Check with your investment representative regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

THE DEATH BENEFIT IS THE GREATEST OF:

     a.  Net Purchase Payments; or
     b.  the contract value at the time we receive satisfactory proof of death;
         or
     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If the Maximum Anniversary Value option was elected and you or the Continuing Spouse live to be age 90 or older, the death benefit will be the contract value because the Maximum Anniversary Value option ends at age 90. However, if you selected the Earnings Advantage benefit and death occurs after age 90 but before the latest annuity date at age 95, your beneficiary or Continuing Spouse will benefit from the Earnings Advantage.

EARNINGS ADVANTAGE

The Earnings Advantage benefit may increase the Estate Rewards death benefit amount. In order to make an Earnings Advantage election you must have already elected one of the Estate Rewards Death Benefits described above. The Earnings Advantage is available for an additional charge of .25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select the Estate Rewards Death Benefit, but once elected, generally it can not be terminated. Further, if you elect both the Estate Rewards and Earnings Advantage the combined charge will be .40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

------------------------------------------------------------------------------------------------------------------
                                          EARNINGS ADVANTAGE                             MAXIMUM
      CONTACT YEAR OF DEATH                   PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                    25% of Net Purchase Payments
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage Amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage amount is subject to a maximum. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.

The Earnings Advantage benefit will only be paid if your date of death is prior to the latest Annuity Date. Thus, your beneficiaries may receive no benefit from your election of the Earnings Advantage Benefit if you live past your latest Annuity Date. This option may not be available in all states. Check with your Investment Representative regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract.

Upon continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX B FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATION FOLLOWING A SPOUSAL CONTINUATION. The Continuation Contribution is not considered a Purchase Payment for any other calculation except as noted in Appendix B. To the extent the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of Earnings Advantage. We will terminate Earnings Advantage if the Continuing Spouse is age 81 or older on the Continuation Date. If Earnings Advantage is not terminated or discontinued and the Continuing Spouse dies after the latest Annuity Date no Earnings Advantage benefit will be payable.

EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.40% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

OTHER REVENUE

We may receive compensation of up to 0.25% from the investment advisers of certain of the Underlying Funds for services related to the availability of those Underlying Funds in the Contract.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 21. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

      YEAR          1    2    3    4    5    6    7    8
-----------------  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal Charge   7%   6%   6%   5%   4%   3%   2%   0%

After a Purchase Payment has been in the contract for seven complete years the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 35.

INVESTMENT CHARGES

Investment Management Fees

Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolio(s) for the advisory and other expenses of the portfolios. SEE FEE TABLES ON PAGE 7.

Service Fees

Portfolio shares of the Anchor Series Trust and SunAmerica Series Trust are all subject to fees imposed under a servicing plan adopted by the Boards of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940. This service fee of 0.15%, which is also known as a 12b-1 fee, may be used to compensate financial intermediaries for service provided over the life of your contract.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE ANCHOR SERIES TRUST, SUNAMERICA SERIES TRUST AND/OR WM VARIABLE TRUST.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Pennsylvania, Texas and Washington a contract maintenance fee will be deducted pro-rata from the Variable Portfolio(s) in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

TRANSFER FEE

We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in a contract year.

OPTIONAL DEATH BENEFIT FEES

Please see pages 25 and 26 of this prospectus for additional information regarding the Estate Rewards death benefit and Earnings Advantage fee.

OPTIONAL INCOME PROTECTOR FEE

Please see page 32 of this prospectus for additional information regarding the Income Protector fee.


OPTIONAL CAPITAL PROTECTOR FEE



Please see page   of this prospectus for more information on the Capital
Protector fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you fully surrender or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX D provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact Our Annuity Service Center for more information.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity Date.) Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 35.

INCOME OPTIONS

Currently, this Contract offers five Income Options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing. See the INCOME PROTECTOR section below for specifics relative to taking income under that feature.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, Anchor National guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolio(s) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolio(s) only, your income payments will be variable and your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable, unless otherwise elected.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolio(s) after the Annuity date depending on four factors:

     - for life options, your age when payments begin,

     - the value of your contract in the Variable Portfolio(s) on the Annuity Date,

     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

     - the performance of the Variable Portfolio(s) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolio(s) after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolio(s) also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one (1) transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

INCOME PROTECTOR

You may elect to enroll in the Income Protector Program. The Income Protector Program can provide a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it can not be changed or terminated. Check with your financial advisor regarding availability.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on the date of issue of the contract.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election Form available through our Annuity Service Center. You must elect the Income Protector feature at the time your contract is issued. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the income Phase for at least nine years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.

The Income Protector option(s) currently available under this contract are:

                                                             FEE* AS A % OF YOUR INCOME    WAITING PERIOD BEFORE THE
           OPTION                     GROWTH RATE                   BENEFIT BASE                  INCOME PHASE
----------------------------  ----------------------------  ----------------------------  ----------------------------
     Income Protector Base                 0%                           .10%                        9 years

 * See Fee Tables on page 7.

ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 9th or later contract anniversary following the effective date of your Income Protector participation.

The contract anniversary of or prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we charge an annual fee, as follows:

           OPTION             FEE* AS A % OF YOUR INCOME BENEFIT BASE
----------------------------  ---------------------------------------
Income Protector Base         .10%

 * See Fee Tables on page 7.

We deduct the annual fee from your actual Contract Value. We begin deducting the annual fee on your first contract anniversary.

Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for Qualified contracts:

     - for the Life Annuity with 10 years guaranteed, you must annuitize before age 79, and;

     - for the Joint and 100% Survivor Annuity with 20 years guaranteed, both annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.


You may wish to consult your tax advisor for information concerning your particular circumstances. If you elect Capital Protector, you may not elect to participate in the Income Protector program.


The Income Protector program may not be available in all states. Check with your financial advisor for availability in your state.

We reserve the right to modify, suspend or terminate the Income Protector Program at any time.

TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or

Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE
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From time to time we will advertise the performance of the Variable Portfolios. Any such performance results are based on historical earnings and are not intended to indicate future performance.


We advertise the Money Market Fund's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

WM Funds Distributor, 12009 Foundation Place, Suite 350, Gold River, California 95670 distributes the contracts. WM Funds Distributor is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-877-311-WMVA (9682), if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION


Separate Account............................................    3
General Account.............................................    4
Performance Data............................................    4
Income Payments.............................................   10
Annuity Unit Values.........................................   10
Taxes.......................................................   13
Distribution of Contracts...................................   18

APPENDIX A - MARKET VALUE ADJUSTMENT
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The market value adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                            [(1+I/(1+J+L)](N/12) - 1

                      The market value adjustment formula
                          may differ in certain states

where:

              I is the interest rate you are earning on the money invested in the fixed investment option;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed investment option; and

              L is equal to 0.005, except in Florida where it is equal to .0025.

              N is the number of full months remaining in the term you initially agreed to leave your money in the fixed investment option.

EXAMPLES OF THE MARKET VALUE ADJUSTMENT

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed investment option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remain in the 10-year term you initially agreed to leave your money in the fixed investment option (N=12); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the market value adjustment. The market value adjustment is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed investment option is 4%.

The market value adjustment factor is

                               = [(1+I/(1+J+0.005)](N/12) - 1
                               = [(1.05)/(1.04+0.005)](12/12) - 1
                               = (1.004785)(1) 1) - 1
                               = 1.004785 - 1
                               = +0.004785

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                         $4,000 X (+0.004785) = +$19.14

$19.14 represents the market value adjustment that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed investment option is 6%.

The market value adjustment factor is

                               = [(1+I)/(1+J+0.005)](N/12) - 1
                               = [(1.05)/(1.06+0.005)](12/12) - 1
                               = (0.985915)(1) - 1
                               = 0.985915 - 1
                               = -0.014085

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:
                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the market value adjustment that will be deducted from the money remaining in the 10-year fixed investment option.

APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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Capitalized terms used in the Appendix have the same meaning as they have in the Death Benefit section starting on page 22 of the prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Standard Death Benefit is applicable upon the Continuing Spouse's death we will pay the beneficiary the greater of:

     1. Continuation Net Purchase Payments compounded at a 3% annual growth rate until the earlier of Continuing Spouses age 75 or the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the date of death of the Continuing Spouse; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2.  The contract value at the time we receive satisfactory proof of death.

ENHANCED DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Enhanced Death Benefit is applicable upon the Continuing Spouse's death, we will pay the Beneficiary the applicable death benefit under Option 1 or Option 2.

OPTION 1 - 5% ACCUMULATION:

The death benefit is the greater of:

     a. The contract value on the date we receive satisfactory proof of the Continuing Spouse's death; or

     b. Net Purchase Payments made from the original contract issue date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the [5%] Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from the Enhanced Death Benefit.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE:

If the continuing Spouse is younger than age 90 at the time of death, the death benefit is the greatest of:

     a.  Continuation Net Purchase Payments; or

     b. The contract value at the time we receive satisfactory proof of the Continuing Spouse's death; or

     c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time we receive satisfactory proof of death.

EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:

If the original owner's Earnings Advantage remained in effect upon continuation, the Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected the feature and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
 CONTACT YEAR OF DEATH       PERCENTAGE           MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of Earnings    25% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of Earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of Earnings    50% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY FOLLOWING THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM EARNINGS ADVANTAGE PERCENTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage Amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

APPENDIX C
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a non qualified contract with no further premiums, no withdrawals and no premium taxes; and the election of the optional Base Income Protector at contract issue.

-----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
    IF AT ISSUE YOU                        9              10             11             15             19             20
       ARE...              1-8          (AGE 69)       (AGE 70)       (AGE 71)       (AGE 75)       (AGE 79)       (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  MALE                     N/A           6,480          6,672          6,864          7,716          8,616          8,832
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  FEMALE                   N/A           5,700          5,880          6,060          6,900          7,860          8,112
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  MALE, AGE 60             N/A           4,920          5,028          5,136          5,544          5,868          5,928
  FEMALE, AGE 60**
-----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.

APPENDIX D - PREMIUM TAXES
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED   NON-QUALIFIED
                           STATE                              CONTRACT      CONTRACT
                           -----                              ---------   -------------
California..................................................    0.50%         2.35%
Maine.......................................................       0%         2.00%
Nevada......................................................       0%         3.50%
South Dakota................................................       0%         1.25%*
West Virginia...............................................    1.00%         1.00%
Wyoming.....................................................       0%         1.00%

* On the first $500,000 of premiums; 0.80% on the amount in excess of $500,000.

APPENDIX E
--------------------------------------------------------------------------------

DIVERSIFIED STRATEGIES -- APPENDIX E -- CONDENSED FINANCIAL INFORMATION

                                                               Fiscal Year
                    ANCHOR SERIES TRUST:                        12/31/01
---------------------------------------------------------------------------------------
  Capital Appreciation Portfolio (Inception
    Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $35.378
                                                                   (b)     $35.378
        Ending AUV..........................................       (a)     $33.835
                                                                   (b)     $33.791
        Ending Number of AUs................................       (a)     4,781
                                                                   (b)     3,896
---------------------------------------------------------------------------------------

                  SUNAMERICA SERIES TRUST:                         12/31/01
-------------------------------------------------------------------------------
  Alliance Growth Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $32.786
                                                               (b) $32.786
        Ending AUV..........................................   (a) $32.676
                                                               (b) $32.649
        Ending Number of AUs................................   (a) 735
                                                               (b) 1,409
-------------------------------------------------------------------------------
  Davis Venture Value Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $27.129
                                                               (b) $27.129
        Ending AUV..........................................   (a) $26.286
                                                               (b) $26.197
        Ending Number of AUs................................   (a) 2,529
                                                               (b) 2,600
-------------------------------------------------------------------------------
  Global Equities Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $17.986
                                                               (b) $17.986
        Ending AUV..........................................   (a) $17.516
                                                               (b) $17.542
        Ending Number of AUs................................   (a) 1,341
                                                               (b) 19
-------------------------------------------------------------------------------
  MFS Mid Cap Growth (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $15.227
                                                               (b) $15.227
        Ending AUV..........................................   (a) $13.438
                                                               (b) $13.422
        Ending Number of AUs................................   (a) 7,564
                                                               (b) 4,846
-------------------------------------------------------------------------------
  Technology Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $4.018
                                                               (b) $4.018
        Ending AUV..........................................   (a) $3.453
                                                               (b) $3.459
        Ending Number of AUs................................   (a) 19,075
                                                               (b) 1,501
-------------------------------------------------------------------------------
  Balanced Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $7.576
                                                               (b) $7.576
        Ending AUV                                             (a) $7.544
                                                               (b) $7.531
        Ending Number of AUs................................   (a) 393,878
                                                               (b) 425,063
-------------------------------------------------------------------------------

            AUV -- Accumulation Unit Value
            AU -- Accumulation Units
            (a) Reflects AUV/AU without election of EstatePlus
            (b) Reflects AUV/AU with election of EstatePlus

                                                               Fiscal Year
                     WM VARIABLE TRUST:                         12/31/01
---------------------------------------------------------------------------------------

  Conservative Balanced Portfolio (Inception
    Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.514
                                                                   (b)     $5.514
        Ending AUV..........................................       (a)     $5.543
                                                                   (b)     $5.539
        Ending Number of AUs................................       (a)     99,398
                                                                   (b)     23,679
---------------------------------------------------------------------------------------
  Conservative Growth Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $8.163
                                                                   (b)     $8.163
        Ending AUV..........................................       (a)     $7.966
                                                                   (b)     $7.957
  Ending Number of AUs......................................       (a)     217,903
                                                                   (b)     180,433
---------------------------------------------------------------------------------------
  Equity Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.289
                                                                   (b)     $6.289
        Ending AUV..........................................       (a)     $6.393
                                                                   (b)     $6.381
        Ending Number of AUs................................       (a)     109,250
                                                                   (b)     58,313
---------------------------------------------------------------------------------------
  Flexible Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.404
                                                                   (b)     $6.404
        Ending AUV..........................................       (a)     $6.530
                                                                   (b)     $6.513
        Ending Number of AUs................................       (a)     186,817
                                                                   (b)     121,877
---------------------------------------------------------------------------------------
  Growth & Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.374
                                                                   (b)     $6.374
        Ending AUV..........................................       (a)     $6.044
                                                                   (b)     $6.035
        Ending Number of AUs................................       (a)     83,275
                                                                   (b)     57,082
---------------------------------------------------------------------------------------
  Growth Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $8.096
                                                                   (b)     $8.096
        Ending AUV..........................................       (a)     $7.147
                                                                   (b)     $7.131
        Ending Number of AUs................................       (a)     27,301
                                                                   (b)     5,665
---------------------------------------------------------------------------------------
  Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.506
                                                                   (b)     $5.506
        Ending AUV..........................................       (a)     $5.725
                                                                   (b)     $5.714
        Ending Number of AUs................................       (a)     72,090
                                                                   (b)     46,356
---------------------------------------------------------------------------------------
  International Growth Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $4.693
                                                                   (b)     $4.693
        Ending AUV..........................................       (a)     $4.550
                                                                   (b)     $4.569
        Ending Number of AUs................................       (a)     909
                                                                   (b)     175
---------------------------------------------------------------------------------------

            AUV -- Accumulation Unit Value
            AU -- Accumulation Units
            (a) Reflects AUV/AU without election of EstatePlus
            (b) Reflects AUV/AU with election of EstatePlus

                                                               Fiscal Year
                     WM VARIABLE TRUST:                         12/31/01
---------------------------------------------------------------------------------------
  Mid Cap Stock Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.488
                                                                   (b)     $6.488
        Ending AUV..........................................       (a)     $6.675
                                                                   (b)     $6.668
        Ending Number of AUs................................       (a)     27,209
                                                                   (b)     22,411
---------------------------------------------------------------------------------------
  Money Market Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.756
                                                                   (b)     $5.756
  Ending AUV................................................       (a)     $5.795
                                                                   (b)     $5.764
  Ending Number of AUs......................................       (a)     46,507
                                                                   (b)     10,619
---------------------------------------------------------------------------------------
  Short Term Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.728
                                                                   (b)     $5.728
        Ending AUV..........................................       (a)     $5.909
                                                                   (b)     $5.895
        Ending Number of AUs................................       (a)     4,605
                                                                   (b)     11,940
---------------------------------------------------------------------------------------
  Small Cap Stock Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $8.272
                                                                   (b)     $8.272
        Ending AUV..........................................       (a)     $7.425
                                                                   (b)     $7.422
        Ending Number of AUs................................       (a)     14,716
                                                                   (b)     3,471
---------------------------------------------------------------------------------------
  Strategic Growth Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $9.190
                                                                   (b)     $9.190
        Ending AUV..........................................       (a)     $8.800
                                                                   (b)     $8.800
        Ending Number of AUs................................       (a)     43,009
                                                                   (b)     27,642
---------------------------------------------------------------------------------------
  U.S. Government Securities Fund (Inception
    Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.671
                                                                   (b)     $5.671
        Ending AUV..........................................       (a)     $5.847
                                                                   (b)     $5.843
        Ending Number of AUs................................       (a)     123,734
                                                                   (b)     74,564
---------------------------------------------------------------------------------------
  West Coast Equity Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $9.446
                                                                   (b)     $9.446
        Ending AUV..........................................       (a)     $8.858
                                                                   (b)     $8.844
        Ending Number of AUs................................       (a)     29,204
                                                                   (b)     36,362
---------------------------------------------------------------------------------------

            AUV -- Accumulation Unit Value
            AU -- Accumulation Units
            (a) Reflects AUV/AU without election of EstatePlus
            (b) Reflects AUV/AU with election of EstatePlus

Please forward a copy (without charge) of the WM Diversified Strategies Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: -------------------------  Signed: -------------------------

Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION


                   Fixed and Variable Group Deferred Contracts
                                    issued by

                            VARIABLE SEPARATE ACCOUNT
      (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY)

                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY







   This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated September 30, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:
                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                               September 30, 2002

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
                                                                            ----
Separate Account..........................................................    3

General Account...........................................................    4

Performance Data..........................................................    4

Income Payments...........................................................   10

Annuity Unit Values.......................................................   10

Taxes.....................................................................   13

Distribution of Contracts.................................................   18


--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

      Anchor National Life Insurance Company ("the Company") established Variable Separate Account ("separate account") under Arizona law on January 1, 1996 when it assumed the separate account originally established under California law on June 25, 1981 as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

      The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

      Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

      The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

      The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

--------------------------------------------------------------------------------
                                 GENERAL ACCOUNT
--------------------------------------------------------------------------------

      The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one, three, five, seven or ten year fixed investment option and/or the one year or 6-month DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------
                                PERFORMANCE DATA
--------------------------------------------------------------------------------

      From time to time the separate account may advertise the Money Market Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

MONEY MARKET FUND

      Inception of the Money Market Fund in the WM Variable Trust was on May 10, 1993. Sales of this fund in the separate account underlying the Diversified Strategies Variable Annuity just began. The annualized current yield and effective yield for the Money Market Fund for the seven day period ended December 31, 2001, were as follows:

            Current Yield         Effective Yield
            -------------         ---------------
            0.09%                 0.09%

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV-CMF)/(SV)
      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the fee is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contacts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

            Current Yield = (Base Period Return) x (365/7)

      The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

            Effective Yield = [(Base Period Return + 1)(365/7) - 1]

      The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER PORTFOLIOS

      The Portfolios of the separate account other than the Money Market Fund compute their performance data as "total return."

      Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

            P(1+T) (n) = ERV
      where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

      Standardized performance for the Variable Portfolios available in this contract reflect total returns using the seven year surrender charge schedule .

      We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. For periods starting prior to the date the Variable Portfolios first became available through the separate account, the total return data for the Variable Portfolios of the separate account will be derived from the corresponding underlying funds of the Anchor Series Trust, SunAmerica Series Trust and WM Variable

Trust modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying fund. In some cases, a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date of the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

The rates of return do not reflect election of the Estate Rewards, Estate Advantage and the Income Protector features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                             DIVERSIFIED STRATEGIES
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                      THE PERIOD ENDING DECEMBER 31, 2001
                        (RETURN WITH/WITHOUT REDEMPTION)

-----------------------------------------------------------------------------------------------------------------
                                            SA
VARIABLE PORTFOLIO                       INCEPTION        1 YEAR               5 YEAR            SINCE INCEPTION*
                                           DATE       WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
-----------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                     02/12/93    -21.02%   -14.02%    13.49%     13.97%     14.64%     14.64%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH                          02/09/93    -22.28%   -15.28%    10.75%     11.28%     14.16%     14.16%
DAVIS VENTURE VALUE                      10/28/94    -19.63%   -12.63%     9.20%      9.75%     14.35%     14.35%
GLOBAL EQUITIES                          02/09/93    -26.30%   -19.30%     2.27%      2.99%      6.40%     6.40%
MFS MID-CAP GROWTH                       04/01/99    -30.81%   -23.81%      N/A        N/A       9.41%     11.25%
TECHNOLOGY                               07/05/00    -55.56%   -48.56%      N/A        N/A      -57.10%   -51.20%

WASHINGTON MUTUAL VARIABLE TRUST

BALANCED PORTFOLIO                       07/09/01      N/A       N/A        N/A        N/A      -7.45%     -0.45%
CONSERVATIVE BALANCED PORTFOLIO          07/09/01      N/A       N/A        N/A        N/A      -6.50%     0.50%
CONSERVATIVE GROWTH PORTFOLIO            07/09/01      N/A       N/A        N/A        N/A      -9.45%     -2.45%
EQUITY INCOME                            07/09/01      N/A       N/A        N/A        N/A      -5.38%     1.62%
FLEXIBLE INCOME PORTFOLIO                07/09/01      N/A       N/A        N/A        N/A      -5.06%     1.94%
GROWTH & INCOME                          07/09/01      N/A       N/A        N/A        N/A      -12.20%    -5.20%
GROWTH FUND                              07/09/01      N/A       N/A        N/A        N/A      -18.75%   -11.75%
INCOME                                   07/09/01      N/A       N/A        N/A        N/A      -3.04%     3.96%
INTERNATIONAL GROWTH                     07/09/01      N/A       N/A        N/A        N/A      -10.08%    -3.08%
MID CAP STOCK                            07/09/01      N/A       N/A        N/A        N/A      -4.14%     2.86%
SHORT TERM INCOME                        07/09/01      N/A       N/A        N/A        N/A      -3.88%     3.12%
SMALL CAP STOCK                          07/09/01      N/A       N/A        N/A        N/A      -17.27%   -10.27%
STRATEGIC GROWTH PORTFOLIO               07/09/01      N/A       N/A        N/A        N/A      -11.28%    -4.28%
US GOVERNMENT SECURITIES                 07/09/01      N/A       N/A        N/A        N/A      -3.93%     3.07%
WEST COAST EQUITY FUND                   07/09/01      N/A       N/A        N/A        N/A      -13.26%    -6.26%

* Returns for periods less than one year are not annualized.

                             DIVERSIFIED STRATEGIES
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                       THE PERIOD ENDING DECEMBER 31, 2001
                        (RETURN WITH/WITHOUT REDEMPTION)

-------------------------------------------------------------------------------------------------------------------------
                               TRUST                                                                         SINCE
                               INCEP           1 YEAR               5 YEAR             10 YEAR            TRUST INCEP
VARIABLE PORTFOLIO             DATE        WITH      WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH      WITHOUT
-------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION          03/23/87    -21.02%    -14.02%    13.49%    13.97%    15.90%   15.90%     13.62%    13.62%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH               02/09/93    -22.28%    -15.28%    10.75%    11.28%     N/A       N/A      14.16%    14.16%
DAVIS VENTURE VALUE           10/28/94    -19.63%    -12.63%    9.20%      9.75%     N/A       N/A      14.35%    14.35%
GLOBAL EQUITIES               02/09/93    -26.30%    -19.30%    2.27%      2.99%     N/A       N/A      6.40%     6.40%
MFS MID-CAP GROWTH            04/01/99    -30.81%    -23.81%     N/A        N/A      N/A       N/A      9.41%     11.25%
TECHNOLOGY                    07/05/00    -55.56%    -48.56%     N/A        N/A      N/A       N/A     -57.10%   -51.20%

WASHINGTON MUTUAL
VARIABLE TRUST

BALANCED PORTFOLIO            06/03/97     -8.32%     -1.32%     N/A        N/A      N/A       N/A      8.23%     8.88%
CONSERVATIVE BALANCED
PORTFOLIO                     04/23/98     -6.05%     0.95%      N/A        N/A      N/A       N/A      0.88%     2.18%
CONSERVATIVE GROWTH
PORTFOLIO                     06/03/97    -11.92%     -4.92%     N/A        N/A      N/A       N/A      9.33%     9.95%
EQUITY INCOME                 04/28/98     -0.64%     6.36%      N/A        N/A      N/A       N/A      5.47%     6.63%
FLEXIBLE INCOME PORTFOLIO     09/09/97     -3.57%     3.43%      N/A        N/A      N/A       N/A      5.41%     6.18%
GROWTH & INCOME               01/12/94    -11.91%     -4.91%    10.17%    10.71%     N/A       N/A      12.36%    12.36%
GROWTH FUND                   05/07/93    -37.04%    -30.04%    11.97%    12.47%     N/A       N/A      14.11%    14.11%
INCOME                        05/07/93     -0.44%     6.56%     4.73%      5.39%     N/A       N/A      4.83%     4.83%
INTERNATIONAL GROWTH          05/07/93    -25.97%    -18.97%    -1.71%    -0.87%     N/A       N/A      2.30%     2.30%
MID CAP STOCK                 05/01/00     3.36%      10.36%     N/A        N/A      N/A       N/A      12.88%    16.16%
SHORT TERM INCOME             01/12/94     -0.22%     6.78%     3.90%      4.58%     N/A       N/A      3.71%     3.71%
SMALL CAP STOCK               01/12/94    -20.97%    -13.97%    8.02%      8.61%     N/A       N/A      10.40%    10.40%
STRATEGIC GROWTH
PORTFOLIO                     06/03/97    -14.57%     -7.57%     N/A        N/A      N/A       N/A      11.55%    12.14%
US GOVERNMENT SECURITIES      05/06/93     -0.73%     6.27%     4.65%      5.31%     N/A       N/A      4.48%     4.48%
WEST COAST EQUITY FUND        04/28/98     -1.68%     5.32%      N/A        N/A      N/A       N/A      13.73%    14.68%

Total return figures are based on historical data and are not intended to indicate future performance.

--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

      The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

      The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

      If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and the dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and the age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

      The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

 (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

 (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

      NIF  = ($11.46/$11.44)
           = 1.00174825

ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

                  1/[(1.035) to the power of (1/12)] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are decreased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

--------------------------------------------------------------------------------
                            VARIABLE ANNUITY PAYMENTS
--------------------------------------------------------------------------------

ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

      P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

                  First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                  Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                  Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

      Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

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                                      TAXES
--------------------------------------------------------------------------------

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS - SECTION 457

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

      The contracts are offered through WM Funds Distributor., located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

PART C -- OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

      (a) Financial Statements


      The following financial statements are included in Part B of the Registration Statement: Not Applicable





(B) EXHIBITS



(1)   Resolutions Establishing Separate Account.............................  +++
(2)   Custody Agreements....................................................  +++
(3)   (a) Form of Distribution Contract.....................................  *
      (b) Form of Selling Agreement.........................................  *
(4)   (a) Variable Annuity Contract.........................................  ***
      (b) Endorsement.......................................................  **
(5)   (a) Application for Contract..........................................  *
      (b) Participant Enrollment Form.......................................  *
(6)   Depositor -- Corporate Documents
      (a) Certificate of Incorporation......................................  ++++
      (b) By-Laws...........................................................  ++++
(7)   Reinsurance Contract..................................................  Not Applicable
(8)   (a) Anchor Series Trust Form of Fund Participation Agreement..........  ++
      (b) SunAmerica Series Trust Form of Fund Participation Agreement......  +
      (c) WM Variable Trust Form of Fund Participation Agreement............  *
(9)   Opinion of Counsel....................................................  *
      Consent of Counsel....................................................  Not Applicable
(10)  Consent of Independent Accountants....................................  Not Applicable
(11)  Financial Statements Omitted from Item 23.............................  Not Applicable
(12)  Initial Capitalization Agreement......................................  Not Applicable
(13)  Performance Computations..............................................  *
(14)  Diagram and Listing of All Persons Directly or Indirectly Controlled
      By or Under Common Control with Anchor National Life Insurance
      Company, the Depositor of Registrant..................................  Filed Herewith
(15)  Powers of Attorney....................................................  +


----------
* Filed on July 2, 2001 as part of the Pre-Effective Amendment No. 1 and 2 to this Registration Statement.

** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-08859, 811-7727, Post-Effective Amendment 2 & 3 on July 27, 1998.

*** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-08859, 811-7727, Pre-Effective Amendment 1 on March 11, 1997.

**** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-08859, 811-7727, Post-Effective Amendment 8 and 9 on April 7, 2000.

+     Filed with the Initial Registration Statement for these File Nos.:
      333-58314 and 811-3859, on April 5, 2001.

++ Filed April 18, 1997, as part of the Initial Registration Statement of File Nos.: 333-25473 and 811-3859.

+++ Filed April 18, 1997, as part of the Initial Registration Statement of File Nos.: 333-25473 and 811-3859.


++++ Filed April 29, 2002 with Post-Effective Amendment Nos. 1 and 2 to this Registration Statement, accession number 0000950148-02-001104.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


      The officers and directors of Anchor National are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                           POSITION
-----------------------------  -------------------------------------------------
Jay S. Wintrob                 Director, President and Chief Executive Officer
Jana W. Greer                  Director and Senior Vice President
James R. Belardi               Director and Senior Vice President
N. Scott Gillis                Director and Senior Vice President
Edwin R. Raquel                Senior Vice President and Chief Actuary
Marc H. Gamsin                 Director and Senior Vice President
Mark A. Zaeske                 Treasurer
Gregory M. Outcalt             Senior Vice President
J. Franklin Grey               Vice President
Maurice Hebert                 Vice President and Controller
Edward P. Nolan*               Vice President
Scott H. Richland              Vice President
Stewart R. Polakov             Vice President
Lawrence M. Goldman            Vice President and Assistant Secretary
Christine A. Nixon             Vice President and Secretary
Virginia N. Puzon              Assistant Secretary

----------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


      The Registrant is a separate account of Anchor National (Depositor). Depositor is a subsidiary of American International Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of the registration statement. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-02-003222, filed April 1, 2002.

ITEM 27. NUMBER OF CONTRACT OWNERS


      As of July 1, 2002, the number of contracts funded by Variable Separate Account of Anchor National (Portion Relating to WM Diversified Strategies Variable Annuity) was 2,359 of which 996 were qualified contracts and 1,363 were non-qualified contracts.


ITEM 28. INDEMNIFICATION

      None.

Item 29 Principal Underwriter


WM Funds Distributor, Inc. serves as distributor to the Registrant, Variable Separate Account and also serves as the underwriter to the WM Trust I, WM Trust II, WM Strategic Asset Management Portfolios, LLC. and WM Variable Trust.


Its principal place of business address of WM Funds Distributor, Inc. and each of its directors and officers listed below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.


Officer/Director            Position with Underwriter
William A. Papesh           President
Sandra A. Cavanaugh         Senior Vice President
Monte D. Calvin             First Vice President and Treasurer
Sharon L. Howells           First Vice President and Corporate Secretary



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Anchor National , the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

ITEM 31. MANAGEMENT SERVICES

      Not Applicable.

ITEM 32. UNDERTAKINGS

Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATION

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
      Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.


                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 26th day of July, 2002.


                                  VARIABLE SEPARATE ACCOUNT
                                         (Registrant)

                                  ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                  By:             /s/ JAY S. WINTROB
                                       -----------------------------------------
                                                   Jay S. Wintrob
                                  PRESIDENT AND CHIEF EXECUTIVE OFFICER


                                  ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)

                                  By:             /s/ JAY S. WINTROB
                                     -------------------------------------------
                                                   Jay S. Wintrob
                                       PRESIDENT AND CHIEF EXECUTIVE OFFICER

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


        SIGNATURE                                TITLE                          DATE
-----------------------------      ----------------------------------    ------------------
*      JAY S. WINTROB
-----------------------------      President, Chief Executive Officer      July 26, 2002
       Jay S. Wintrob                        and Director
                                     (Principal Executive Officer)

*      MARC H. GAMSIN                   Senior Vice President and          July 26, 2002
-----------------------------                   Director
       Marc H. Gamsin

*      N. SCOTT GILLIS                  Senior Vice President and          July 26, 2002
-----------------------------          Director (Principal Financial
       N. Scott Gillis                          Officer)

*      JAMES R. BELARDI                 Senior Vice President and          July 26, 2002
-----------------------------                   Director
       James R. Belardi

*      JANA W. GREER                    Senior Vice President and          July 26, 2002
-----------------------------                   Director
       Jana W. Greer


*      MAURICE HEBERT
-----------------------------          Vice President and Controller       July 26, 2002
       Maurice Hebert                  (Principal Accounting Officer)



*  /s/ CHRISTINE A. NIXON                                                  July 26, 2002
-----------------------------
       Christine A. Nixon
       Attorney In Fact

                                  EXHIBIT INDEX



 EXHIBIT NO.    DESCRIPTION
-------------   ----------------------------------------------------------------
   14           Diagram